Exhibit 99.3 Schedule 6

Loan ID1	Loan ID2	LOAD ID	DILIGENCE ID	Project Name	Pool	Guideline Grade	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Collection Notes As-Of Date	Collection Notes Commencement Date	Reason For Default	Willingness to Pay	Ability to Pay	Current Occupancy	Property Damage	Property Damage Date	Previous Resolution Type	Previous Resolution Success	Resolution Recommendation	Current Legal Status	Collection Comments	Currently in Foreclosure?	Current Foreclosure Status	Referral Date	Foreclosure Sale Date	Foreclosure Comments	Foreclosure Delay/Obstruction Start Date	Foreclosure Delay/Obstruction Reason	Foreclosure Delay/Obstruction Reason 2	Foreclosure Issues with Proof Of Standing Indicator	Foreclosure Plaintiff Name	Foreclosure Last Step Date	Foreclosure Projected Step	Foreclosure Projected Step Date	Foreclosure NOI Date	Foreclosure NOI Lender	Conveyed to HUD Indicator	Date Conveyed to HUD	Date of FC Deed	FC Deed Name	S&C Filing Date	Foreclosure Service Date	Foreclosure Judgment Hearing Date	Foreclosure Judgment Entered Date	Scheduled Foreclosure Sale Date	Foreclosure Redemption Expiration Date	Foreclosure Bid Amount	Foreclosure Contested Indicator	Foreclosure Contested Start Date	Foreclosure - Borrower Has Attorney Representation Indicator	Foreclosure Attorney	Foreclosure Attorney Phone	Lien Position per Title Review	Date Property First Showed Vacant	Is REO Active?	REO Start Date	REO Status	Current Occupancy - Short Version	Current Value Form Type	Current Value	Current Value Date	Is Property Currently Listed?	List Price	First Listed Date	Broker Company	Broker Phone	Broker Email	Broker Name	REO Comments	Bankruptcy (Post-Loan Origination)?	Current Bankruptcy Status	Current Bankruptcy Case Number	Bankruptcy Filing Date	Bankruptcy Chapter	Bankruptcy POC Amount	Bankruptcy Motion Filed Date	Current Bankruptcy Cram Down Amount	Bankruptcy Discharge Date	Bankruptcy Comments
XX	XX	XX	1481678	1/31/2024	5/10/2021	Death of Family Member	Medium	Medium	Not Determined	No	Payment Deferral/Extension	Approved	Retention	Loss Mitigation	• The loan is currently in Loss Mitigation status. The reason for default is reported to be Death of Family Member.
• The last date of contact on behalf of the borrower was 2/XX/2024. The most recent contact with the borrower on 2/XX/2024 indicated a payment was completed in the amount of $1,093.78 with a 2-4 business day processing time and the borrower was advised the payment should not be counted against the borrower for the next month due date of 6/XX/2024.
• The Repayment Plan review began on 1/XX/2024. The prior loss mitigation review of Payment Deferral/Extension was Approved on 2/XX/2023.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	No																															0		No			Occupied												Yes	Not Determined	Not Determined		N/A	XX		XX		• The bankruptcy status was not determined.
XX	XX	XX	1481682							1/31/2024	2/1/2021	Unable to Contact Borrower	Not Determined	Not Determined	Not Determined	No		None	N/A	No Contact	Not Determined	• The loan is currently in Not Determined status. The reason for default is reported to be Unable to Contact Borrower. • Not attempting to contact borrower for unknown reason. There is no evidence of recent borrower contact. N/A • The date of the prior loss mitigation status is not available. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0		No			Not Determined												No
XX	XX	XX	1481683	1/31/2024	2/19/2006	Curtailment of Income	Medium	Medium	Not Determined	No	None	N/A	Retention	Collections	• The loan is currently in Collections status. The reason for default is reported to be Curtailment of Income.
• The last date of contact on behalf of the borrower was 1/XX/2024. The most recent borrower contact was on 1/XX/2024 in which the 1098 for 2022 was requested. The requested document was emailed to the borrower on 1/XX/2024.
• The date of the prior loss mitigation status is not available.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0		No			Not Determined												No
XX	XX	XX	1481685	1/31/2024	2/1/2021	Excessive Obligations	Medium	Medium	Owner Occupied	No	None	N/A	Not Determined	Bankruptcy Ch.13	• The loan is currently in Bankruptcy Ch.13 status. The reason for default is reported to be Excessive Obligations.
• The last date of contact on behalf of the borrower was 1/XX/2024. The most recent contact with the authorized third party (ATP) on 1/XX/2024 indicated the ATP scheduled a payment in the amount of $652.64. An active Chapter 13 bankruptcy was noted as performing under the payment plan through the end of the review period.
• The date of the prior loss mitigation status is not available.
																						• The most recent inspection was completed on 8/XX/2024. The inspection determined the occupancy of the property was Owner Occupied. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0		No			Occupied												Yes	Performing under Plan	XX		13	XX		XX		• The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy was Performing under Plan on 1/XX/2024. The most recently documented status of the bankruptcy was Performing under Plan as of 1/XX/2024.
XX	XX	XX	1481686	3	• Damaged Interior - Damage remains unresolved and no indication covered by insurance	1/31/2024	2/1/2024	Excessive Obligations	Medium	Medium	Occupied by Unknown	Yes	1/31/2023	Deed-In-Lieu	Approved	Not Determined	Not Determined	• The loan is currently in Not Determined status. The reason for default is reported to be Excessive Obligations.
• The last date of contact on behalf of the borrower was 12/XX/2023. The most recent contact with the borrower on 12/XX/2023 indicated the borrower completed a payment in the amount of $1,000.00.
• There is evidence of property damage caused by Damaged Interior Damage Unresolved which is estimated to total 0.00.
• The prior loss mitigation review of Deed-In-Lieu was Approved on 4/XX/2022.
																						• The most recent inspection was completed on 8/XX/2023. The inspection determined the occupancy of the property was Occupied by Unknown. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0		No			Occupied												Yes	Dismissed	XX	7/XX/2022	13	XX		XX		• The most recent bankruptcy was filed on 7/XX/2022. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy was Dismissed on 11/XX/2022. The most recently documented status of the bankruptcy was Dismissed as of 11/XX/2022.
XX	XX	XX	1481687							1/31/2024	3/13/2015	Unable to Contact Borrower	Not Determined	Not Determined	Not Determined	No		None	N/A	No Contact	Not Determined	• The loan is currently in Not Determined status. The reason for default is reported to be Unable to Contact Borrower. • Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact. N/A • The date of the prior loss mitigation status is not available. • The most recent inspection was completed on 1/XX/2023. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0		No			Not Determined												No
XX	XX	XX	1481688							1/31/2024	12/17/2019	Excessive Obligations	Medium	Low	Not Determined	No		None	N/A	Retention	Collections	• The loan is currently in Collections status. The reason for default is reported to be Excessive Obligations. • The last date of contact on behalf of the borrower was 8/XX/2023. Comments on 8/XX/2023 indicate the borrower called and scheduled a payment of $550.00. • The date of the prior loss mitigation status is not available. • The most recent inspection was completed on 4/XX/2023. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	No																															0		No			Not Determined												No
XX	XX	XX	1481697	3	• Loan has evidence of title issue(s).	1/31/2024	2/1/2021	Not Determined	Medium	Medium	Not Determined	No	None	N/A	Not Determined	Not Determined	• The loan is currently in Not Determined status. The reason for default is reported to be Not Determined.
• The last date of contact on behalf of the borrower was 2/XX/2024. Commentary on 2/XX/2024 indicated the borrower requested a copy of the current 1098 tax form be mailed to the address on file as the borrower advised only the 2022 tax form was received. Additional commentary confirmed an email was sent to have the most recent 1098 tax form sent.
• The date of the prior loss mitigation status is not available.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0		No			Not Determined												No
XX	XX	XX	1481711	1/31/2024	2/1/2021	Current	Medium	Low	Occupied by Unknown	No	Loan Modification	Denied	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 1/XX/2024. The authorized third party (ATP) requested confirmation that an order to stop the foreclosure sale on 1/XX/2024 due to the approval for HAF funds. The ATP was advised to call the following week on an update for the foreclosure sale date. There were no further notations of a return phone call, however, the HAF funds were received, the loan was reinstatement, and the foreclosure sale did not proceed.
• The prior loss mitigation review of Loan Modification was Denied on 11/XX/2023.
																						• The most recent inspection was completed on 1/XX/2024. The inspection determined the occupancy of the property was Occupied by Unknown. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0		No			Not Determined												No
XX	XX	XX	1481718							1/31/2024	2/1/2021	Unable to Contact Borrower	Not Determined	Not Determined	Not Determined	No		None	N/A	No Contact	Not Determined	• The loan is currently in Not Determined status. The reason for default is reported to be Unable to Contact Borrower. • Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact. N/A • The date of the prior loss mitigation status is not available. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0		No			Not Determined												No
XX	XX	XX	1481723							1/31/2024	1/5/2021	Not Determined	Medium	Medium	Owner Occupied	No		Forbearance	Approved	Retention	Collections	• The loan is currently in Collections status. The reason for default is reported to be Not Determined. • The last date of contact on behalf of the borrower was 1/XX/2024. The most recent borrower contact was on 1/XX/2024 at which time payment arrangements were made. • The prior loss mitigation review of Forbearance was Approved on 2/XX/2022. • The most recent inspection was completed on 8/XX/2023. The inspection determined the occupancy of the property was Owner Occupied.	No																															0		No			Occupied												No
XX	XX	XX	FAB8A356-C1AF-439A-B2CC-B9F5487F9A02	1/31/2024	1/11/2021	Excessive Obligations	Medium	Medium	Not Determined	No	Loan Modification	Denied	Retention	Collections	• The loan is currently in Collections status. The reason for default is reported to be Excessive Obligations.
• The last date of contact on behalf of the borrower was 10/XX/2023. Comments on 10/XX/2023 indicate the borrower called to inquire about making a payment in November. The servicer advised the borrower that the account would be three months past due at that time and the servicer advised that something sooner would be needed. Comments on 10/XX/2023 indicate a payment of $623.26 was received.
• The prior loss mitigation review of Loan Modification was Denied on 4/XX/2022.
																						• The most recent inspection was completed on 7/XX/2022. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0		No			Not Determined												Yes	Discharged	XX	8/XX/2022	7	XX		XX	1/XX/2023	• The most recent bankruptcy was filed on 8/XX/2022. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy was Discharged on 1/XX/2023. The most recently documented status of the bankruptcy was Discharged as of 1/XX/2023.
XX	XX	XX	1481741	1/31/2024	2/4/2021	Excessive Obligations	Medium	Medium	Owner Occupied	No	None	N/A	Retention	Not Determined	• The loan is currently in Not Determined status. The reason for default is reported to be Excessive Obligations.
• The last date of contact on behalf of the borrower was 11/XX/2023. The most recent contact with the borrower on 11/XX/2023 indicated the borrower intended to bring the account current with suspense funds of $99.08, late fee of $38.88, and a payment in the amount of $2.294.04. Additional commentary confirmed a payment was completed in the amount of $2,294.04 total, however, there were no further notations whether the status of the account was current through the end of the review period.
• The date of the prior loss mitigation status is not available.
																						• The most recent inspection was completed on 11/XX/2023. The inspection determined the occupancy of the property was Owner Occupied. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0		No			Occupied												No
XX	XX	XX	1481743	1/31/2024	2/1/2021	Excessive Obligations	Medium	Medium	Not Determined	No	None	N/A	No Contact	Not Determined	• The loan is currently in Not Determined status. The reason for default is reported to be Excessive Obligations.
• The last date of contact on behalf of the borrower was 2/XX/2024. The most recent contact with the borrower on 2/XX/2024 indicated the borrower received a demand letter and inquired about a grace period. The borrower was provided information in regards to both, however, the details were not noted. The borrower completed a promise to pay in the amount of $578.35 and on 2/XX/2024 a payment was noted as received in the amount of $601.17.
• The date of the prior loss mitigation status is not available.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0		No			Not Determined												No
XX	XX	XX	1481747	3	• RFD - Borrower Illness	1/31/2024	1/13/2021	Illness	Medium	Medium	Occupied by Unknown	No	Loan Modification	Denied	Retention	Collections	• The loan is currently in Collections status. The reason for default is reported to be Illness.
• The last date of contact on behalf of the borrower was 1/XX/2024. The most recent borrower contact was on 1/XX/2024 in which the servicer advised that there were no loss mitigation options available. Borrower promised to make one payment this month. Comments on 1/XX/2024 indicate ACH payment was drafted in the amount of $607.79.
• The prior loss mitigation review of Loan Modification was Denied on 1/XX/2024.
																						• The most recent inspection was completed on 1/XX/2024. The inspection determined the occupancy of the property was Occupied by Unknown. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	No																															0		No			Occupied												No
XX	XX	XX	1481750	3	• Collection comments are missing or incomplete.	1/31/2024	4/25/2022	Excessive Obligations	Low	Low	Occupied by Unknown	Yes	6/3/2022	Loan Modification	Denied	Retention	Not Determined	• The loan is currently in Not Determined status. The reason for default is reported to be Excessive Obligations.
• The last date of contact on behalf of the borrower was 2/XX/2024. Comments on 2/XX/2024 indicate an authorized third party (“ATP”) called and during the call, the servicer informed the ATP that the foreclosure sale date was scheduled for 2/XX/2024. The servicer also provided the ATP with the reinstatement amount of $33,404.49. Comments on 2/XX/2024 indicate the servicer received a wire for $33,404.49 on 2/XX/2024, and comments on 2/XX/2024 indicate the foreclosure attorneys confirmed the file was closed.
• There is evidence of property damage caused by Damaged Exterior Damage Unresolved which is estimated to total 0.00.
• The prior loss mitigation review of Loan Modification was Denied on 6/XX/2023.
																						• The most recent inspection was completed on 2/XX/2024. The inspection determined the occupancy of the property was Occupied by Unknown. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															1		No			Not Determined												No
XX	XX	XX	1481752	3	• Collection comments are missing or incomplete.	1/31/2024	4/21/2022	Not Determined	Medium	Medium	Occupied by Unknown	No	None	N/A	Retention	Not Determined	• The loan is currently in Not Determined status. The reason for default is reported to be Not Determined.
• The last date of contact on behalf of the borrower was 12/XX/2023. The most recent contact with the borrower on 12/XX/2023 indicated the borrower was upset and stated the mortgage was paid. Additional commentary confirmed a payment was completed in the amount of $800.00.
• The date of the prior loss mitigation status is not available.
																						• The most recent inspection was completed on 6/XX/2023. The inspection determined the occupancy of the property was Occupied by Unknown. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0		No			Occupied												Yes	Dismissed	XX	4/XX/2023	13	XX		XX		• The most recent bankruptcy was filed on 4/XX/2023. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy was Dismissed on 5/XX/2023. The most recently documented status of the bankruptcy was Dismissed as of 5/XX/2023.
XX	XX	XX	1481753	3	• Missing Signed Modification Document	• Delinquent Taxes - Delinquent taxes, but not tax sale	1/31/2024	2/1/2021	Curtailment of Income	Medium	Medium	Owner Occupied	No	None	N/A	Retention	Loss Mitigation	• The loan is currently in Loss Mitigation status. The reason for default is reported to be Curtailment of Income.
• The last date of contact on behalf of the borrower was 1/XX/2024. The most recent contact with the borrower on 1/XX/2024 indicated the borrower was read the bankruptcy disclaimer and subsequently completed a payment in the amount of $2,498.10.
• The Loan Modification review was in process as of 1/XX/2024. The date of the prior loss mitigation status is not available.
																						• The most recent inspection was completed on 12/XX/2023. The inspection determined the occupancy of the property was Owner Occupied.	No																															0		No			Occupied												Yes	Discharged	XX		13	XX		XX	5/XX/2023	• The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy was Discharged on 5/XX/2023. The most recently documented status of the bankruptcy was Discharged as of 5/XX/2023.
XX	XX	XX	1481755	1/31/2024	2/1/2021	Excessive Obligations	Medium	Medium	Not Determined	No	None	N/A	Retention	Not Determined	• The loan is currently in Not Determined status. The reason for default is reported to be Excessive Obligations.
• The last date of contact on behalf of the borrower was 10/XX/2022. The most recent contact with the borrower on 10/XX/2022 indicated the borrower could not complete the October payment, however, a payment was processed in the amount of $996.48 post dated for 10/XX/2022. The borrower requested a call for the middle of November and was advised the payments increased due to the escrow shortage. Additional commentary indicted the taxes increased from $475.61 to $486.14 and the insurance $89.67 to $141.67.
• The date of the prior loss mitigation status is not available.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0		No			Not Determined												No
XX	XX	XX	49E24AFB-6B8B-4F1E-8EFA-800B03E746E7	1/31/2024	11/1/2021	Current	High	High	Not Determined	No	None	N/A	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 3/XX/2024. The most recent borrower contact was on 3/XX/2024 at which time the borrower advised that property repairs were 100% completed and to release all loss draft funds. Claim checks in the amount of $9,749.28 and $6,499.52 were sent to the borrower and to the contractor respectively.
• The date of the prior loss mitigation status is not available.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0		No			Not Determined												No
XX	XX	XX	AF04EA7C-B91D-4958-AE16-93A3645C8179							1/31/2024	11/1/2021	Unable to Contact Borrower	Not Determined	Not Determined	Not Determined	No		None	N/A	No Contact	Not Determined	• The loan is currently in Not Determined status. The reason for default is reported to be Unable to Contact Borrower. • Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact. N/A • The date of the prior loss mitigation status is not available. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0		No			Not Determined												No